SECURITIES AVAILABLE FOR SALE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost
Due in one year or less	$ 22,871,966
Due after one year through five years	14,714,218
Due after five years through ten years	30,988,462
Due after ten years	18,480,682
Available for Sale, Amortized Cost	120,463,474
Fair Value
Due in one year or less	22,854,976
Due after one year through five years	14,701,111
Due after five years through ten years	29,663,113
Due after ten years	17,686,264
Fair Value	117,776,982	88,280,080
Securities pledged as collateral
Carrying amount of securities pledged to secure deposits	88,180,000	77,431,000
Other information
Maximum percentage of holdings of securities of any one issuer, other than the U.S. Government and its agencies	10.00%
Securities sold	8,666,792	5,283,819
Gross realized gains	373,489	167,978
Gross realized losses	14,351
Tax related to net realized gains and losses	132,881	62,152
Other securities
Amortized Cost
Securities without a single maturity date	3,501
Fair Value
Securities without a single maturity date	3,501
Fair Value	248,501	248,501
Mortgage-backed: residential
Amortized Cost
Securities without a single maturity date	33,404,645
Fair Value
Securities without a single maturity date	32,868,017
Fair Value	$ 32,868,017	$ 31,834,154